K&L | GATES	Kirkpatrick & Lockhart Preston Gates Ellis LLP 1601 K Street NW Washington, DC 20006-1600 T 202.778.9000 www.klgates.com
April 11, 2007	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	EQ Advisors Trust
File Nos. 333-17217 and 811-07953
Post-Effective Amendment No. 52

Ladies and Gentleman:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A. This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The sole purpose of this filing is to delay the effective date of the Registrant’s Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on February 2, 2007.

The Trust intends to update the Prospectuses and Statement of Additional Information in connection with the filing of a Post-Effective Amendment pursuant to Rule 485(b) on or before April 30, 2007.

If you have any questions or comments concerning this filing, please do not hesitate to contact me at 202-778-9351.

Sincerely,

/s/ Mark C. Amorosi
Mark C. Amorosi

Enclosure